Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets [Text Block]

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amounts of goodwill by reporting unit, which is deemed to be our principal operating segments or one level below. Our Communications segment has three reporting units: Mobility, Entertainment Group and Business Wireline. Due to the timing of the Time Warner acquisition, we have not finalized the valuation or allocation of goodwill to the underlying business units and have recorded the goodwill in our WarnerMedia segment. Our Latin America segment has two reporting units: Mexico and Vrio.

	2018					2017
	Balance at Jan. 1	Reallocation	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31	Balance at Jan. 1	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31
Mobility	$-	$44,108	$-	$-	$44,108	$-	$-	$-	$-
Entertainment Group	39,280	(860)	-	(11)	38,409	39,053	210	17	39,280
Business Wireline	-	17,827	422	(215)	18,034	-	-	-	-
Communications	39,280	61,075	422	(226)	100,551	39,053	210	17	39,280
WarnerMedia	-	681	40,036	(19)	40,698	-	-	-	-
Latin America	4,234	(32)	-	(484)	3,718	4,264	-	(30)	4,234
Xandr	-	211	1,220	(28)	1,403	-	-	-	-
Business Solutions	45,395	(45,395)	-	-	-	45,364	-	31	45,395
Consumer Mobility	16,540	(16,540)	-	-	-	16,526	-	14	16,540
Total	$105,449	$-	$41,678	$(757)	$146,370	$105,207	$210	$32	$105,449

The majority of our goodwill acquired in 2018 is from our acquisitions of Time Warner, AppNexus and Otter Media (see Note 6). Other changes to our goodwill in 2018 include the sale of our data colocation operations, as well as changes from foreign currency translation. With our segment realignment, we reallocated goodwill within our reporting units.

The majority of our goodwill acquired during 2017 related to our acquisition of INVIDI Technologies, a leading provider in addressable advertising platforms, the final valuation of Quickplay Media and other adjustments. Other changes to our goodwill in 2017 include foreign currency translation.

Our other intangible assets at December 31 are summarized as follows:

		2018			2017
Other Intangible Assets	Weighted-Average Life	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions		$244	$212	$-	$764	$683	$-
BellSouth Corporation		-	-	-	2,370	2,370	-
WarnerMedia		73	15	-	-	-	-
AppNexus		75	20	-	-	-	-
DIRECTV		19,551	11,852	(216)	19,551	8,950	(141)
AT&T Corp.		67	36	-	33	29	-
Mexican wireless		506	316	(98)	506	278	(97)
Subtotal	9.1 years	20,516	12,451	(314)	23,224	12,310	(238)
Trademarks and trade names	38.6 years	18,371	293	(7)	2,942	2,366	(6)
Distribution network	10.0 years	18,040	971	-	-	-	-
Released television and film content	10.8 years	10,814	2,988	-	-	-	-
Other	18.8 years	11,624	907	(25)	781	335	(3)
Total	17.8 years	$79,365	$17,610	$(346)	$26,947	$15,011	$(247)

Indefinite-lived intangible assets not subject to amortization, net of currency translation adjustment:
Licenses:
Wireless licenses		$84,442			$84,434
Orbital slots		11,702			11,702
Trade names		6,274			6,451
Total		$102,418			$102,587

Amortized intangible assets are definite-life assets, and, as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Amortization expense for definite-life intangible assets was $8,327 for the year ended December 31, 2018, $4,626 for the year ended December 31, 2017 and $5,186 for the year ended December 31, 2016. Amortization expense is estimated to be $7,982 in 2019, $6,886 in 2020, $5,787 in 2021, $5,015 in 2022 and $4,337 in 2023.

In 2018, we wrote off approximately $2,892 of fully amortized trade names and $2,890 of fully amortized customer lists. In 2017, we wrote off approximately $2,273 of fully amortized intangible assets (primarily customer lists). We review amortized intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.